UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act File Number: 811-604

Washington Mutual Investors Fund
(Exact name of registrant as specified in charter)

1101 Vermont Avenue, NW
Washington, DC 20005
(Address of principal executive offices)

Jennifer L. Butler
Secretary
Washington Mutual Investors Fund
1101 Vermont Avenue, NW
Washington, DC 20005
(Name and address of agent for service)

Registrant's telephone number, including area code:   (202) 842-5665

Date of fiscal year end: April 30, 2011

Date of reporting period: January 31, 2011

ITEM 1. Schedule of Investments.

Washington Mutual Investors FundSM
Investment portfolio

January 31, 2011	unaudited

		Value
Common stocks — 97.10%	Shares	(000)

ENERGY — 15.27%
Baker Hughes Inc.	2,000,000	$137,020
Chevron Corp.	31,881,800	3,026,539
ConocoPhillips	11,840,000	846,087
Diamond Offshore Drilling, Inc.	1,000,000	71,710
Exxon Mobil Corp.	5,997,500	483,878
Hess Corp.	2,140,000	180,017
Marathon Oil Corp.	4,100,000	187,370
Occidental Petroleum Corp.	2,600,000	251,368
Royal Dutch Shell PLC, Class A (ADR)	886,700	62,947
Royal Dutch Shell PLC, Class B (ADR)	25,690,000	1,812,943
Schlumberger Ltd.	8,529,400	759,031
Tenaris SA (ADR)	1,220,000	57,548
		7,876,458

MATERIALS — 4.89%
Air Products and Chemicals, Inc.	2,500,000	218,125
Alcoa Inc.	1,000,000	16,570
Dow Chemical Co.	28,097,826	996,911
E.I. du Pont de Nemours and Co.	6,260,000	317,257
Monsanto Co.	150,000	11,007
Nucor Corp.	12,250,000	562,397
Potash Corp. of Saskatchewan Inc.	710,000	126,224
Praxair, Inc.	2,822,000	262,559
Sigma-Aldrich Corp.	170,000	10,820
		2,521,870

INDUSTRIALS — 17.40%
Boeing Co.	16,010,000	1,112,375
Caterpillar Inc.	2,800,000	271,628
CSX Corp.	5,865,000	414,069
Deere & Co.	2,450,000	222,705
Eaton Corp.	2,900,000	313,084
Emerson Electric Co.	11,850,000	697,728
General Dynamics Corp.	2,950,000	222,430
General Electric Co.	20,500,000	412,870
Honeywell International Inc.	6,270,300	351,200
Illinois Tool Works Inc.	5,020,000	268,520
Lockheed Martin Corp.	10,411,400	828,747
Masco Corp.	8,000,000	106,560
Norfolk Southern Corp.	3,300,000	201,927
Northrop Grumman Corp.	14,150,000	980,595
Pitney Bowes Inc.	4,000,000	97,120

		unaudited

		Value
Common stocks	Shares	(000)

INDUSTRIALS (continued)
Precision Castparts Corp.	90,000	$12,869
Rockwell Automation	2,000,000	162,020
Southwest Airlines Co.	5,500,000	65,175
Tyco International Ltd.	5,346,315	239,675
Union Pacific Corp.	2,080,000	196,830
United Parcel Service, Inc., Class B	7,775,900	556,910
United Technologies Corp.	11,305,000	919,097
W.W. Grainger, Inc.	425,000	55,875
Waste Management, Inc.	7,000,000	265,090
		8,975,099

CONSUMER DISCRETIONARY — 9.12%
Amazon.com, Inc.1	761,500	129,181
Best Buy Co., Inc.	2,750,000	93,500
Harley-Davidson, Inc.	2,000,000	79,300
Home Depot, Inc.	32,288,000	1,187,230
Johnson Controls, Inc.	18,098,200	694,790
Leggett & Platt, Inc.	6,000,000	135,180
Lowe’s Companies, Inc.	6,400,000	158,720
Mattel, Inc.	3,000,000	71,040
McDonald’s Corp.	13,716,300	1,010,480
McGraw-Hill Companies, Inc.	12,919,100	503,586
Stanley Black & Decker, Inc.	1,900,000	138,092
VF Corp.	5,200,000	430,144
Walt Disney Co.	1,840,000	71,521
		4,702,764

CONSUMER STAPLES — 8.57%
Avon Products, Inc.	7,330,400	207,524
Coca-Cola Co.	17,885,000	1,124,072
Colgate-Palmolive Co.	6,735,000	517,046
Kimberly-Clark Corp.	300,000	19,419
Kraft Foods Inc., Class A	31,440,000	961,121
PepsiCo, Inc.	8,250,000	530,557
Procter & Gamble Co.	16,760,800	1,058,109
		4,417,848

HEALTH CARE — 11.98%
Abbott Laboratories	4,575,000	206,607
Aetna Inc.	7,400,000	243,756
Baxter International Inc.	12,110,000	587,214
Becton, Dickinson and Co.	1,000,000	82,950
Bristol-Myers Squibb Co.	27,030,000	680,615
Cardinal Health, Inc.	14,266,000	592,182
Eli Lilly and Co.	11,550,000	401,594
Johnson & Johnson	15,830,000	946,159
Medtronic, Inc.	3,000,000	114,960
Merck & Co., Inc.	56,450,000	1,872,446
Pfizer Inc	14,250,000	259,635
Stryker Corp.	1,300,000	74,828
UnitedHealth Group Inc.	2,750,000	112,888
		6,175,834

FINANCIALS — 10.44%
Allstate Corp.	6,450,000	200,853
American Express Co.	17,950,000	778,671
Bank of Montreal	2,900,000	167,359

		unaudited

		Value
Common stocks	Shares	(000)

FINANCIALS (continued)
BB&T Corp.	3,515,000	$97,155
Chubb Corp.	4,500,000	260,685
HSBC Holdings PLC (ADR)	5,200,000	284,128
JPMorgan Chase & Co.	6,609,100	297,013
M&T Bank Corp.	4,250,000	367,497
Marsh & McLennan Companies, Inc.	26,516,900	739,291
Moody’s Corp.	2,450,000	71,956
PNC Financial Services Group, Inc.	1,645,000	98,700
Toronto-Dominion Bank	1,300,000	97,357
U.S. Bancorp	25,245,600	681,631
Wells Fargo & Co.	35,035,000	1,135,835
Weyerhaeuser Co.	4,567,938	105,885
		5,384,016

INFORMATION TECHNOLOGY — 7.74%
Apple Inc.1	125,000	42,415
Automatic Data Processing, Inc.	5,695,000	272,791
Cisco Systems, Inc.1	2,500,000	52,875
Google Inc., Class A1	450,000	270,162
Hewlett-Packard Co.	1,000,000	45,690
Intel Corp.	4,500,000	96,570
International Business Machines Corp.	4,640,000	751,680
Linear Technology Corp.	8,913,000	310,083
Microsoft Corp.	18,555,000	514,437
Oracle Corp.	16,143,300	517,070
Paychex, Inc.	14,985,727	479,543
Texas Instruments Inc.	18,867,500	639,797
		3,993,113

TELECOMMUNICATION SERVICES — 6.00%
AT&T Inc.	38,215,000	1,051,677
CenturyLink, Inc.	3,990,000	172,527
Verizon Communications Inc.	52,550,000	1,871,831
		3,096,035

UTILITIES — 5.68%
Ameren Corp.	1,400,000	39,718
American Electric Power Co., Inc.	4,175,000	148,964
Dominion Resources, Inc.	10,550,000	459,347
Duke Energy Corp.	33,800,000	604,344
Entergy Corp.	1,000,000	72,170
Exelon Corp.	9,204,812	391,296
FirstEnergy Corp.	12,100,000	473,352
PPL Corp.	9,035,902	233,036
Southern Co.	7,800,000	293,436
Xcel Energy Inc.	9,000,000	212,130
		2,927,793

MISCELLANEOUS — 0.01%
Other common stocks in initial period of acquisition		6,205

Total common stocks (cost: $39,639,058,000)		50,077,035

		unaudited

	Principal amount	Value
Short-term securities — 3.25%	(000)	(000)

Coca-Cola Co. 0.22% due 4/12/20112	$ 23,100	$23,090
Emerson Electric Co. 0.17% due 2/4/20112	25,000	25,000
Fannie Mae 0.19%–0.20% due 3/1–4/25/2011	76,800	76,783
Federal Home Loan Bank 0.13%–0.18% due 2/1–4/29/2011	542,858	542,788
Freddie Mac 0.19%–0.23% due 2/8–9/7/2011	241,000	240,881
General Electric Capital Corp. 0.17% due 2/1/2011	50,000	50,000
IBM Corp. 0.16% due 2/2/20112	36,000	36,000
John Deere Credit Ltd. 0.20% due 2/16/20112	15,600	15,599
JPMorgan Chase & Co. 0.20% due 2/14/2011	41,700	41,697
Merck & Co. Inc. 0.18% due 2/23/20112	75,000	74,991
NetJets Inc. 0.19% due 2/1/20112	60,000	60,000
Paccar Financial Corp. 0.19% due 2/4/2011	25,000	24,999
Procter & Gamble International Funding S.C.A. 0.18% due 2/25/20112	18,600	18,598
Straight-A Funding LLC 0.25% due 4/5–4/6/20112	80,000	79,962
U.S. Treasury Bills 0.138%–0.155% due 2/17–5/5/2011	316,400	316,326
Variable Funding Capital Company LLC 0.25% due 3/24/20112	50,000	49,982

Total short-term securities (cost: $1,676,679,000)		1,676,696

Total investment securities (cost: $41,315,737,000)		51,753,731
Other assets less liabilities		(181,903)

Net assets		$51,571,828

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1 Security did not produce income during the last 12 months.
2 Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $383,222,000, which represented .74% of the net assets of the Fund.

Investments in affiliates

A company is considered to be an affiliate of the Fund under the Investment Company Act of 1940 if the Fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on such holdings and related transactions during the nine months ended January 31, 2011, appear below.

						Value of
					Dividend	affiliate at
					income	1/31/2011
	Beginning shares	Additions	Reductions	Ending shares	(000)	(000)

McGraw-Hill Companies, Inc.*	11,300,000	4,119,100	2,500,000	12,919,100	$9,987	$—

*Unaffiliated issuer at 1/31/2011.

Valuation disclosures	unaudited

The Fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The Fund generally determines the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the Fund as of the date the trades are executed with brokers.

Methods and inputs – The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads, interest rate volatilities, and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data.

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the Fund’s board of trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications – The Fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the Fund’s valuation levels as of January 31, 2011 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total

Common stocks:
Energy	$7,876,458	$—	$ —	$7,876,458
Materials	2,521,870	—	—	2,521,870
Industrials	8,975,099	—	—	8,975,099
Consumer discretionary	4,702,764	—	—	4,702,764
Consumer staples	4,417,848	—	—	4,417,848
Health care	6,175,834	—	—	6,175,834
Financials	5,384,016	—	—	5,384,016
Information technology	3,993,113	—	—	3,993,113
Telecommunication services	3,096,035	—	—	3,096,035
Utilities	2,927,793	—	—	2,927,793
Miscellaneous	6,205	—	—	6,205
Short-term securities	—	1,676,696	—	1,676,696
Total	$50,077,035	$1,676,696	$ —	$51,753,731

unaudited

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$11,180,585
Gross unrealized depreciation on investment securities	(831,285)
Net unrealized appreciation on investment securities	10,349,300
Cost of investment securities for federal income tax purposes	41,404,431

Key to abbreviation

ADR = American Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the Fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-901-0311O-S26800

ITEM 2. Controls and Procedures.

(a)  The Registrant's Principal Executive Officer and Principal Financial Officer
have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3(c) under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)  There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940)
that occurred  during the  Registrant's last fiscal quarter that has materially affected,  or is  reasonably  likely  to  materially  affect,  the  Registrant's internal control over financial reporting.

ITEM 3. Exhibits.

The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Washington Mutual Investors Fund

By /s/ Jeffrey L. Steele
Jeffrey L. Steele, President and Principal Executive Officer

Date: March 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Jeffrey L. Steele
Jeffrey L. Steele, President and Principal Executive Officer

Date: March 24, 2011

By /s/ Michael W. Stockton
Michael W. Stockton, Principal Financial Officer,
Senior Vice President and Treasurer

Date: March 24, 2011